Financial assets - Current	6 Months Ended
Jun. 30, 2025
Financial assets - current [Abstract]
Financial assets - Current	Financial assets - Current

	As of June 30,	As of December 31,
(in thousands of $)	2025	2024
Term accounts	1,842,200	1,878,890
Total current financial assets	1,842,200	1,878,890
On June 30, 2025, the current financial assets included $117 million (€100 million) held in EUR which could generate a foreign currency exchange gain or loss in the financial results in accordance with the fluctuations of the USD/EUR exchange rate as the Company’s functional and reporting currency is USD.